SEGMENT REPORTING (Schedule of information on reportable segments losses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues		$ (17)	$ 0	$ 0
Cost of sales (exclusive of amortization of intangible asset)		70	0	0
Payroll And Related Expenses		1,369
Consulting expenses	[1]	1,983
Clinical trials expenses		163	10,289	4,262
Other segment items	[2]	1,554
Segments Operating Loss		5,122
Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:
Financial income, net		(108)
Loss before income tax		5,014
Other segment disclosures
Depreciation		15	16	15
Amortization of intangible assets		759
Stock based compensation		447	$ 310	$ 804
Solar [Member]
Segment Reporting Information [Line Items]
Revenues		(17)
Cost of sales (exclusive of amortization of intangible asset)		70
Payroll And Related Expenses		511
Consulting expenses	[1]	544
Clinical trials expenses		0
Other segment items	[2]	795
Segments Operating Loss		1,903
Other segment disclosures
Depreciation		2
Amortization of intangible assets		759
Stock based compensation		8
Clinical Development [Member]
Segment Reporting Information [Line Items]
Revenues		0
Cost of sales (exclusive of amortization of intangible asset)		0
Payroll And Related Expenses		858
Consulting expenses	[1]	1,439
Clinical trials expenses		163
Other segment items	[2]	759
Segments Operating Loss		3,219
Other segment disclosures
Depreciation		13
Amortization of intangible assets		0
Stock based compensation		$ 439

[1]	Consulting expenses items include accounting, legal, and other consulting expenses.
[2]	Other Segment items included in operating loss include Amortization of intangible asset, Share-based compensation expenses, rent and office maintenance expenses, D&O insurance expenses, depreciation expenses and other expenses.